(Loss) Earnings Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Earnings (loss) before income taxes	$ (1,043,215)	$ (604,813)	$ 362,677
PRC
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Earnings (loss) before income taxes	(776,361)	(540,245)	413,120
UNITED STATES
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Earnings (loss) before income taxes	(23,904)	(1,318)	23
Other Foreign Country
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Earnings (loss) before income taxes	$ (242,950)	$ (63,250)	$ (50,466)